Summary of Significant Accounting Policies (Tables)	6 Months Ended
Apr. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

For the six months ended April 30, 2025 and 2024, the disaggregation of revenue is as follows:

	For the Six Months Ended
	April 30, 2025	April 30, 2024
Ocean freight revenue	$98,993,119	$33,211,799
Vessel services revenue and others*	422,840	1,643,746
Total	$99,415,959	$34,855,545

*	During the six months ended April 30, 2025 and 2024, these revenues included $422,840 and Nil respectively of revenue from consulting services provided to customers related to shipboard exhaust gases capture technologies.